Note 8 - Other Intangible Assets - Analysis of the Core Deposit Intangible Activity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount	$ 4,716	$ 1,616
Accumulated amortization	1,660	1,060
Goodwill	16,477	202
Core Deposits [Member]
Gross carrying amount	4,716	1,616
Accumulated amortization	$ 1,660	$ 1,060